Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

25           Segment information

ZIM is managed as one operating unit, generating revenues from operating a global liner service network of container shipping and related services.

The Group service lines share the use of its resources and their performance are co-dependent. Accordingly, the chief operating decision maker manages and allocates resources to the entire liner network. As there is no appropriate allocation for the Group’s results, assets and liabilities, these are all attributed to the Group’s sole operating segment.

25           Segment information (cont’d)

Freight revenues are disaggregated geographically by trade zone, reflecting the Group’s service, provided throughout its global network, as follows:

	2021	2020	2019

	US $’000
Freight revenues from containerized cargo:
Pacific	5,278,838	1,860,554	1,365,757
Cross-Suez	1,254,226	392,679	328,444
Atlantic	960,744	577,443	571,206
Intra-Asia	1,714,571	453,127	372,894
Latin America	490,331	208,374	208,963
	9,698,710	3,492,177	2,847,264

Other revenues (*)	1,029,988	499,519	452,497
	10,728,698	3,991,696	3,299,761

(*)Mainly related to demurrage, value-added services and non-containerized cargo.